Pension Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Pension Liabilities
Summary of net pension obligation per country

	December 31,
Net obligation per country	2022	2021
Switzerland	(789)	(3,071)
France	(94)	(111)
Total	(884)	(3,182)

Summary of changes in the defined-benefit pension obligations

	Defined Benefit	Defined Benefit	Fair Value	Employee
	Plan Obligation	Plan Obligation	of Plan Assets	Benefit
	(Switzerland)	(France)	(Switzerland)	Obligations
January 1, 2022	(7,942)	(111)	4,871	(3,182)

Service costs	(1,530)	(26)	—	(1,556)
Interest expense	(27)	(1)	18	(10)
Employee contribution	—	—	887	887
Subtotal included in the statement of consolidated operations	(1,558)	(27)	906	(679)

Amounts paid/received	2,140	—	(2,140)	—

Return on assets (excluding interest expenses)	—	—	34	34
Actuarial gains/(losses) related to changes in demographic assumptions	—	54	—	54
Actuarial gains/(losses) related to changes in financial assumptions	2,846	—	—	2,846
Other actuarial gains/(losses)	(454)	—	—	(454)
Subtotal included in other items of comprehensive income	2,392	54	34	2,480

Employer contributions	—	—	887	887
Currency translation effect	(1,059)	(9)	679	(390)
December 31, 2022	(6,027)	(94)	5,238	(884)

	Defined	Defined
	Benefit Plan	Benefit Plan	Fair Value	Employee
	Obligation	Obligation	of Plan Assets	Benefit
	(Switzerland)	(France)	(Switzerland)	Obligations
January 1, 2021	(19,193)	(172)	11,069	(8,296)

Service costs	(2,165)	(13)	—	(2,178)
Interest expense	(17)	—	10	(7)
Curtailment*	12,011	—	(7,805)	4,206
Employee contribution	—	—	704	704
Subtotal included in the statement of consolidated operations	9,829	(13)	(7,091)	2,725

Amounts paid/received	291	—	(291)	—

Return on assets (excluding interest expenses)	—	—	64	64
Actuarial gains/(losses) related to changes in demographic assumptions	349	77	—	426
Actuarial gains/(losses) related to changes in financial assumptions	1,120	—	—	1,120
Other actuarial gains/(losses)	360	—	—	360
Subtotal included in other items of comprehensive income	1,829	77	64	1,970

Employer contributions	—	—	704	704
Currency translation effect	(698)	(3)	416	(285)
December 31, 2021	(7,942)	(111)	4,871	(3,182)

*The change in the Curtailment refer to retirement obligation settlement connected to the departure of senior management member of Switzerland employees.

Summary of distribution by plan assets

	December 31,
Distribution by Plan Assets (Switzerland)	2022	2021
Cash	137	205
Bonds	3,048	2,801
Mortgage loans	655	667
Shares	126	92
Real estate	901	760
Other investments	372	346
Total	5,238	4,871

Summary of actuarial assumptions on the balance sheet date

	December 31,
Actuarial Assumptions on the Closing Balance	2022		2021
Swiss pension plan
Discount rate	2.30%		0.35%
Mortality table	LPP 2020 generation		LPP 2020 generation
Salary revaluation rate	1.00%		1.00%
Retirement pension inflation rate	0.50%		0.50%
Deposit rate on savings accounts	1.00%		1.00%
Turnover rate	10.00%		10.00%
Remaining life expectancy after retirement	18.6	years	22.3	years
Retirement age	65	years	65	years

Summary of sensitivity analysis

	December 31,
Sensitivity Analysis	2022	2021
Pension commitments under current assumptions for Swiss pension plans	6,027	7,942
Discount rate , -0,5%	6,615	8,904
Discount rate , +0,5%	5,518	7,130
Retirement pension inflation rate, -0,5%	5,797	7,575
Retirement pension inflation rate, +0,5%	6,281	8,353
Salary revaluation rate, -0,5%	5,927	7,792
Salary revaluation rate, +0,5%	6,131	8,100